PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

Amounts in € ‘000	Land and land improvements	Operational facilities	Leasehold Improvement	Manufacturing equipment	Other	Asset under construction	Total
At cost	27	5,726	1,981	5,270	5,398	119	18,521
Accumulated depreciation	—	(2,442)	(1,971)	(3,126)	(2,580)	—	(10,119)
Carrying value at January 1, 2019	27	3,284	10	2,144	2,818	119	8,402
Investments	—	182	1	(6)	1,880	306	2,363
Internal transfer	—	—	—	—	(54)	(119)	(173)
Divestment	—	(740)	—	—	(511)	—	(1,251)
Depreciation charges	—	(515)	(1)	(465)	(1,057)	—	(2,038)
Depreciation of disinvestment	—	739	—	—	510	—	1,249
Currency translation	—	—	—	—	2	(1)	1
Movement 2019	—	(334)	—	(471)	770	186	151
At cost	27	5,168	1,982	5,264	6,715	305	19,461
Accumulated depreciation	—	(2,218)	(1,972)	(3,591)	(3,127)	—	(10,908)
Carrying value at December 31, 2019	27	2,950	10	1,673	3,588	305	8,553
Investments	—	102	35	104	1,332	2,502	4,075
Internal transfer	—	(197)	407	—	234	(444)	—
Divestment	—	(49)	(407)	—	(384)	—	(840)
Depreciation charges	—	(298)	(207)	(786)	(1,265)	—	(2,556)
Depreciation of disinvestment	—	48	407	—	372	—	827
Currency translation	—	1	(1)	(1)	(77)	(25)	(103)
Movement 2020	—	(393)	234	(683)	212	2,033	1,403
At cost	27	5,025	2,016	5,367	7,820	2,338	22,593
Accumulated depreciation	—	(2,468)	(1,772)	(4,377)	(4,020)	—	(12,637)
Carrying value at December 31, 2020	27	2,557	244	990	3,800	2,338	9,956

Depreciation charges on manufacturing equipment of €0.8 million in 2020 (2019: €0.5 million; 2018: €1.3 million) have been charged to the value of inventories and an amount of €1.8 million of the total 2020 depreciation costs has been charged to the statement of income (2019: €1.6 million; 2018: €1.1 million). In 2020 the Company invested €4.1 million, mainly in operational facilities, research and development facilities and laboratory equipment (2019:€2.4 million)